INVENTORIES - 10K (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventories [Abstract]
Components of Inventories

	June 30, 2016	December 31, 2015
Raw materials and supplies	$61.9	$58.2
Work-in-process	12.0	8.3
Finished goods	135.7	117.3
	$209.6	$183.8

	December 31,
	2015	2014
Raw materials and supplies	$58.2	$47.2
Work-in-process	8.3	9.0
Finished goods	117.3	100.4
	$183.8	$156.6